Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net	OTHER INTANGIBLE ASSETS, NET
Other intangible assets, net are detailed below:

December 31, 2025	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	774	(589)	185
Purchased & internally developed software	481	(407)	74
Intangibles in progress	65	—	65
Total	1,320	(996)	324

December 31, 2024	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	766	(577)	189
Purchased & internally developed software	484	(395)	89
Intangibles in progress	68	—	68
Total	1,318	(972)	346
The line “Intangibles in progress” in the table above also includes internally developed software under construction and software not ready for their intended use.
Amortization expense related to intangible assets subject to amortization was $101 million, $102 million and $97 million for the years ended December 31, 2025, 2024 and 2023, respectively.
Estimated future amortization expense related to intangible assets as of December 31, 2025 is as follows:

Year
2026	111
2027	78
2028	47
2029	30
2030	18
Thereafter	40
Total	324
In 2025, the Company recorded $20 million impairment charge on a license under joint development with a third party, for which future use is no longer expected, as further described in Note 22. In 2024 and 2023, the Company recorded impairment losses of $9 million and $42 million, respectively, for certain technologies acquired with no alternative future use and as part of certain business combinations.